Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000151115 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151115 | Venture Global Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151115 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151115 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | IMA Industria Macchine Automatiche
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | Navient
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151115 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151115 | CHS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151115 | BBVA Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151115 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000151115 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000151115 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151115 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000151115 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151115 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151115 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151115 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000151116 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151116 | Venture Global Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151116 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151116 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | IMA Industria Macchine Automatiche
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | Navient
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151116 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151116 | CHS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151116 | BBVA Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151116 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000151116 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000151116 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151116 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000151116 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151116 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000151116 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151116 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159133 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159133 | Venture Global Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159133 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159133 | Level 3 Financing
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | IMA Industria Macchine Automatiche
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | Navient
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159133 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159133 | CHS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159133 | BBVA Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159133 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000159133 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159133 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159133 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159133 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159133 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159133 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159133 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%